Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 15, 2023	Oct. 03, 2023
Subsequent Events [Line Items]
Promissory note of repaid.	$ 300,000
Related Party Loan [Member]
Subsequent Events [Line Items]
Company borrowed		$ 175,000